Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	$ 15,693	$ (13,191)	$ (13,254)
Weighted average number of shares, basic	39,012,137	38,330,742	37,826,398
Effect of dilutive securities — Stock options	33,027	0	0
Weighted average number of shares, diluted	39,045,164	38,330,742	37,826,398
Basic loss per share	$ 0.40	$ (0.34)	$ (0.35)
Diluted loss per share	$ 0.40	$ (0.34)	$ (0.35)